Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2025
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
	September 30,	December 31,
	2025	2024
	$’000	$’000
Cash at bank and in hand	32,806	28,577
Cash equivalents	216,848	72,214
	249,654	100,791